Accrued Expenses and Other Current Liabilities (Details) - Schedule of Outstanding Accrued Expenses and Other Current Liabilities ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Outstanding Accrued Expenses and Other Current Liabilities [Abstract]
Accrued employee payroll and welfare benefits		¥ 128,097		¥ 78,245
Other accrued expense		23,501		16,807
Other tax payable		18,640		12,594
Refund liability	[1]	513		615
Others		409		331
Total accrued expenses and other current liabilities		¥ 171,160	$ 23,604	¥ 108,592

[1]	Refund liability represents the estimated amounts of consideration collected by the Group which it expects to refund to its customers according to refund policy as described in Note 2(r).